Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Others, net
Investment income	¥ 48,901	$ 6,699	¥ 14,792	¥ 23,386
Investment and other long-lived assets impairment loss	(3,918)	(537)		(17,798)
Tax benefit for value-added tax	794		1,477	11,956
Others	(323)		2,329	3,034
Total	¥ 45,454	$ 6,227	¥ 18,598	¥ 20,578